Stockholders' Equity (Details)			1 Months Ended	9 Months Ended
	Mar. 05, 2020 shares	Jan. 24, 2020 Vote $ / shares shares	Feb. 29, 2020	Sep. 30, 2020 Vote $ / shares shares
Stockholders Equity
Common shares, par value | $ / shares				$ 0.0001
Common shares, shares outstanding	17,250,000
Percentage of issued and outstanding shares after the Proposed Offering collectively held by initial stockholders		20.00%
Preferred shares, shares authorized		1,000,000		1,000,000
Preferred shares, par value | $ / shares		$ 0.0001		$ 0.0001
Preferred shares, shares issued		0		0
Preferred shares, shares outstanding		0		0
Threshold period for filling registration statement after business combination				15 days
Warrants expiration term				5 years
Redemption price per warrant | $ / shares				$ 0.01
Threshold period for written notice of redemption				30 days
Redemption price of stock | $ / shares				$ 18.00
Redemption period after the warrants become exercisable				90 days
Percentage of gross proceeds on total equity proceeds				50.00%
Adjustment of exercise price of warrants based on market value (as a percent)				115.00%
Adjustment of redemption price of stock based on market value (as a percent)				180.00%
Class A common stock
Stockholders Equity
Common shares, shares authorized		380,000,000		380,000,000
Common shares, par value | $ / shares		$ 0.0001		$ 0.0001
Common shares, shares issued		0		2,909,621
Common shres, shares issued				69,000,000
Common shares, shares outstanding		0		2,909,621
Common shares, shares outstanding				69,000,000
Shares subject to possible redemption				66,090,379
Percentage of issued and outstanding shares after the Proposed Offering collectively held by initial stockholders		20.00%
Threshold period for written notice of redemption				30 days
Number of trading days on which fair market value of shares is reported				10 days
Class A common stock | Minimum
Stockholders Equity
Threshold period for written notice of redemption				30 days
Class B common stock
Stockholders Equity
Common shares, shares authorized		20,000,000		20,000,000
Common shares, par value | $ / shares		$ 0.0001		$ 0.0001
Common shares, shares issued		17,250,000		17,250,000
Common shares, shares outstanding		17,250,000		17,250,000
Percentage of issued and outstanding shares after the Proposed Offering collectively held by initial stockholders		20.00%
Shares subject to forfeiture		2,250,000
Common shares, votes per share | Vote		1		1
Class B common stock | Subsequent event
Stockholders Equity
Common shares, shares outstanding	17,250,000
Stock split ratio			1
Class B common stock | Sponsor | Subsequent event
Stockholders Equity
Stock split ratio	1